Cash flow and cash equivalent information (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Non-cash transactions
Decrease in intangible assets trought an increase in trading properties	$ 8,837	$ 12,857
Increase in trading properties trought a decrease in investment properties		13,617	23,935
Increase in investment properties trought an increase in trade and other payables	132,898
Increase in investment properties trought an increase in borrowings	14,385	2,310
Increase in property plant and equipment a traves in un increase in borrowings	9,015		1,852
Increase in property plant and equipment trought a decrease in investment properties	3,026		15,224
Increase in investment properties troughtof a decrease in property plant and equipment
Increase in trade and other receivables trought a decrease in trading properties	2,959
Increase in trade and other receivables trought an increase in trade and other payables	16,659
Increase in trade and other receivables trought a decrease in investment in associates and joint ventures (Dividends)	7,165
Decrease in trade and other receivables trought an increase in investment in associates and joint ventures	3,811	2,671
Increase in investment in associates and joint ventures trought a decrease in provisions	158
Decrease in borrowings and trade and other payables trought a decrease in associates and joint ventures	3,965	20,284
Decrease in borrowings trought a decrease in investment in financial assets			372,203
Decrease in trade and other receivables trought a decrease in borrowings		30,123	3,591
Decrease in trade and other receivables trought a decrease in trade and other payables (Dividends)		64,109	253,663
Decrease in non-controling equity trought an increase in trade and other payables	36,400		64,209
Decrease in equity trought a decrease in trade and other receivables (Dividends)		656,965
Adquisicion in non-controling interst		865
Increase in trade and other receivables trought an increase in borrowings	1,250
Increase in trade and other receivables trought an increase in borrowings	$ 70